Subsequent Events (Details)	1 Months Ended						12 Months Ended
	Mar. 31, 2016 CNY (¥) item	Mar. 31, 2016 USD ($) item	Jan. 31, 2016 CNY (¥)	Jan. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event
Cash consideration							$ 14,612,634
Yixun
Subsequent Event
Percentage of equity interest acquired					78.00%	78.00%	78.00%
Cash consideration							$ 2,668,566
Runju
Subsequent Event
Percentage of equity interest acquired					71.00%	71.00%	71.00%
Cash consideration					¥ 77,600,000	$ 11,900,000
Private placement | SINA Hong Kong | Ordinary shares
Subsequent Event
Shares issued | shares				2,880,000
Percentage of total outstanding share capital of the reporting entity				1.50%
Shares issued, price per share | $ / shares				$ 1.83
Proceeds from issuance of ordinary stock							$ 5,280,000
Subsequent Event | Yixun
Subsequent Event
Percentage of equity interest acquired				78.00%
Cash consideration			¥ 17,300,000	$ 2,700,000
Subsequent Event | Runju
Subsequent Event
Percentage of equity interest acquired	71.00%	71.00%
Consideration	¥ 90,500,000	$ 14,300,000
Number of existing shareholders from whom shares are acquired | item	2	2
Subsequent Event | Runju | Shanghai Kusuo Technology Information Co., Ltd ("Kusuo")
Subsequent Event
Number of related parties | item	1	1
Subsequent Event | Private placement | Ordinary shares
Subsequent Event
Proceeds from issuance of ordinary stock				$ 22,900,000
Subsequent Event | Private placement | Julius Baer Investment Ltd. | Ordinary shares
Subsequent Event
Shares issued | shares				9,591,000
Percentage of total outstanding share capital of the reporting entity				4.99%
Shares issued, price per share | $ / shares				$ 1.83
Subsequent Event | Private placement | SINA Hong Kong | Ordinary shares
Subsequent Event
Shares issued | shares				2,880,000
Percentage of total outstanding share capital of the reporting entity				1.50%
Shares issued, price per share | $ / shares				$ 1.83